Annual Fund Operating Expenses - Xtrackers Risk Managed USD High Yield Strategy ETF - Xtrackers Risk Managed USD High Yield Strategy ETF	Dec. 21, 2021
Operating Expenses:
Management fee	0.30%
Other Expenses	none	[1]
Acquired funds fees and expenses	0.15%	[2]
Total annual fund operating expenses	0.45%
Fee waiver/expense reimbursement	0.15%
Total annual fund operating expenses after fee waiver	0.30%

[1]	Because the fund is new, “Other Expenses” are based on estimated amounts for the current fiscal year.
[2]	“Acquired Fund Fees and Expenses” reflect estimated amounts for the fund’s current fiscal year of the fund’s pro rata share of the fees and expenses incurred by investing in one or more exchange traded funds (“ETFs”) advised by DBX Advisors LLC (“DBX”) or money market mutual funds advised by DWS Investment Management Americas, Inc., an affiliate of DBX (each, an “Underlying Fund,” and collectively, the “Underlying Funds”). The impact of Acquired Fund Fees and Expenses is included in the total returns of the fund. Acquired Fund Fees and Expenses are not used to calculate the fund’s net asset value (“NAV”) per share.